Basis of Presentation and Summary of Significant Accounting Policies - Loss Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Merchant losses
Loss provisions
Accrual for losses	$ 4.3	$ 4.3
Other current liabilities. | Transaction processing contract contingencies (performance penalties) and processing errors
Loss provisions
Accrual for losses	3.6	2.2
Other current liabilities. | Cardholder losses
Loss provisions
Accrual for losses	$ 13.1	$ 9.5